Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Other Payables and Accrued Liabilities [Abstract]
Other	$ 144,372	$ 56,207
Totals	$ 144,372	$ 56,207